Master Trust A Investments - Schedule of Master Trust Net Assets (Details) - EBP Hourly DPS Plan - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Net assets available for benefits	$ 1,003,944	$ 962,097
Master Trust Balances | Master Trust A
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value		3,074,911
Investments at contract value:		559,727
Total Investments		3,634,638
Interest and dividend income		1,035
Administrative expenses		(265)
Net assets available for benefits		3,635,408
Plan’s interest in Master Trust Balances | Master Trust A
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value		348,056
Investments at contract value:		154,479
Total Investments		502,535
Interest and dividend income		0
Administrative expenses		0
Net assets available for benefits		502,535
Collective investment funds | Master Trust Balances | Master Trust A
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value		2,396,791
Collective investment funds | Plan’s interest in Master Trust Balances | Master Trust A
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value		270,426
Registered investment companies | Master Trust Balances | Master Trust A
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value		554,006
Registered investment companies | Plan’s interest in Master Trust Balances | Master Trust A
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value		56,054
Government securities | Master Trust Balances | Master Trust A
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value		115,076
Government securities | Plan’s interest in Master Trust Balances | Master Trust A
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value		19,553
Other | Master Trust Balances | Master Trust A
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value		9,038
Other | Plan’s interest in Master Trust Balances | Master Trust A
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value		$ 2,023